UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number [811-05037]

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  February 28, 2009

Item 1. Reports to Stockholders.

Villere Balanced Fund

SEMI-ANNUAL REPORT ❖ FEBRUARY 28, 2009

On the cover:
Our historic streetcars are recognized worldwide as a symbol of New Orleans. A favorite tourist attraction and a cost-effective means of transportation for locals, the traditional dark-green cars have traveled St. Charles and Carrollton Avenues under electric power for well over 100 years.
They are listed on National Register of Historic Places, as the only site that’s in motion.
New Orleanians welcomed the return of the full uptown route, restored in 2008 after
Hurricane Katrina damaged the power lines extensively. Having devoted almost a century to help New Orleans families and not-for-profits keep their investments on track, Villere & Co.
salutes the streetcar for its tradition, reliability and New Orleans charm.

Cover photo courtesy of NewOrleansOnline.com

Villere Balanced Fund

March 26, 2009

To Our Fellow Shareholders:

The past six months have offered no place to hide from the maelstrom of catastrophic financial events worldwide. Unfortunately this is illustrated by the performance of our fund in the table below.  Over the longer term, both 5 years and since inception, our fund has outperformed the Lipper Balanced Index. Our fund also outperformed the S&P 500 in the past six months and since inception. Unfortunately, we underperformed the S&P 500 during the five year period but our focus remains on staying the course, in spite of stomach-churning volatility in the pricing of virtually all avenues of investing.

				Since
				Inception
Period Ending 2/28/09	6 Mos.	1 Yr.	5 Yr.	9/30/99
Villere Balanced Fund	-31.80%	-32.70%	-4.65%	2.25%
Lipper Balanced
Fund Index	-29.09%	-31.00%	-2.69%	0.21%
S&P 500 Index	-41.85%	-43.35%	-6.67%	-4.11%
The Funds Gross Expense Ratio is 1.19%.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted. Current performance data to the most recent month end may be obtained by calling 1-877-VILLERE or visiting www.villere.com.

According to the National Bureau of Economic Statistics we have been in a recession since December of 2007.  We are not pleased with the current market environment, but recessions and even crises, are an inevitable part of long-term investing.  The first quarter of 2009 could

Villere Balanced Fund

see gross domestic product contract by 5%, and perhaps another 3% in the second quarter.  It is quite possible that we may see some token growth in the back half of 2009 presaging a potential recovery in the economy for 2010.  There will likely be many false rallies and pullbacks, but since the timing of the recovery is uncertain, we feel passionate about staying invested, as the recovery could happen over a very short period of time.

Our focus remains on performing grass roots research and selecting individual securities that have dominated their particular niche, yet we feel are misunderstood or undiscovered by Wall Street allowing us to invest at discounts to where we compute intrinsic value.  We worry about the economy, but focus all of our attention on selecting what in our opinion are excellent companies with talented and motivated management teams at reasonable prices.  We have seen our equity prices fall, but what is not seen is the fact that many of our businesses have taken market share from weaker competitors.  We believe that our investments should emerge with more earnings power than prior to the recession.

We recently added Smuckers to the portfolio, which should help to provide stability in this uncertain market. Their brands include Jif Peanut Butter, Crisco, various preservatives and jams, as well as the recent purchase of Folgers Coffee that was bought from Procter and Gamble for $3.3 billion.  Folgers is the #1 retail coffee brand in the United States enjoying a 40% market share based on volume and sales.  The recent peanut butter recall (Jif had nothing recalled) pushed the stock down about 25%, which we thought was unfair, and gave us the opportunity to buy such a high quality company at what we deem a reasonable price.  Clearly these recall headlines will likely keep people from buying all brands of peanut butter, but this may be short lived, and should have no lasting effect on the category, nor on Jif.  Although purchased somewhat prematurely in January we remain confident this investment should prove beneficial.

One of our better performing investments was Cerner which was purchased in October and has appreciated 20% as of this writing.

Villere Balanced Fund

Cerner supplies healthcare information technology to hospitals and physician offices.  We were able to buy the stock during a time when investors were concerned about the impact of the financial crisis on Cerner’s hospital clients, and their ability to continue getting access to capital.  We believe that these hospitals still have access to capital, and that a new initiative in the Obama stimulus package to get hospitals to increase adoption to information technology, should help Cerner over the next several years.

Our biggest disappointments came from the energy sector over the past 6 months where oil fell 61.2% in the semi-annual period ending February 28, 2009.  We saw all of our energy positions fall precipitously, but we believe they still represent value and we do not wish to sell.  We believe that the economic stimulus may ultimately lead to inflation and an environment where commodity prices should begin to move higher.  We clearly do not know where oil prices will be over the next 3-6 months, but we all feel confident that prices may be much higher looking out 3 years from now, and we believe this will help this sector of our portfolio.

Although our fixed income component gave some protection from the devastation of the equity markets, unfortunately some of our weaker bonds such as Int’l Lease Finance (owned by American Int’l Group) and PHI Inc. did not hold their value as expected. We elected to sell our CIT Group bonds as we were concerned that they may not be able to pay interest and principal in a timely manner.  We have a weighting of 30% fixed income which is at the low end of the allocation allowed by our prospectus. Our equity position, now at 60%, is also at the low end as we await potential opportunities.

We have stood by our fund’s objectives in seeking long-term capital growth.  We believe that in this turbulent market a balanced fund is the investment vehicle of choice as it can offer the stability of fixed income, and the opportunity for growth in equities.

In conclusion, we are confident that our style of conducting extensive research on each company should allow us to succeed.  We continue to

Villere Balanced Fund

invest in companies that we feel have excellent managements and strong earning power, whose potential is yet to be recognized by the investing public.

Thank you for your investment in the Villere Balanced Fund.

St. Denis J. Villere	George G. Villere

George V. Young	St. Denis J. Villere III

Footnotes:

The opinions expressed above are those of St. Denis J. Villere, George G. Villere, George V. Young and St. Denis J. Villere III, and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Please refer to the Schedule of Investments in the report for more complete information regarding fund holdings.  Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

Mutual fund investing involves risk; loss of principal is possible. Investments in smaller companies involve additional risks such as limited liquidity and greater volatility. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

The Lipper Balanced Index is an equally weighted performance index of the largest qualifying funds in the Lipper Category.  The indices are unmanaged and returns include reinvested dividends.  The S&P 500 Index is an unmanaged index that is widely regarded as the standard for measuring large-cap U.S. stock market performance.  You cannot invest directly in an index.

Must be preceded or accompanied by a current prospectus.

The Fund is distributed by Quasar Distributors, LLC.  4/09

Villere Balanced Fund

SECTOR ALLOCATION at February 28, 2009 (Unaudited)

Sector Allocation	% of Net Assets

Consumer Discretionary	14.7%
Consumer Staples	3.8%
Energy	8.1%
Financials	17.8%
Health Care	14.5%
Industrials	8.7%
Information Technology	13.7%
Materials	8.0%
Telecommunications Services	1.1%
Money Market Fund	9.0%
Other Assets in Excess of Liabilities	0.6%
Net Assets	100.0%

EXPENSE EXAMPLE For the Six Months Ended February 28, 2009 (Unaudited)

As a shareholder of the Villere Balanced Fund (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/08 – 2/28/09).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses.  Although the Fund charges no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently, the Fund’s transfer agent charges a $15.00 fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory, shareholder servicing, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses and other

Villere Balanced Fund

EXPENSE EXAMPLE For the Six Months Ended February 28, 2009 (Unaudited), Continued

extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 9/1/08	Value 2/28/09	9/1/08– 2/28/09*
Actual	$1,000	$682	$5.34
Hypothetical (5% annual
return before expenses)	$1,000	$1,019	$6.41

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.28% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

Villere Balanced Fund

SCHEDULE OF INVESTMENTS at February 28, 2009 (Unaudited)

Shares		Value
COMMON STOCKS: 57.7%
Aerospace & Defense: 3.2%
88,000	AAR Corp.*	$1,163,360
Biotechnology: 5.2%
115,000	Luminex Corp.*	1,909,000
Chemicals: 5.2%
108,000	American
	Vanguard Corp.	1,491,480
75,000	Zoltek Cos, Inc.*	429,000
		1,920,480
Commercial Banks: 2.3%
40,000	Bank of the
	Ozarks, Inc.	830,000
Diversified Financial
Services: 2.6%
41,000	J.P. Morgan
	Chase & Co.	936,850
Energy Equipment
& Services: 2.7%
343,300	ION Geophysical
	Corp.*	367,331
72,000	PHI, Inc.*[1]	627,840
		995,171
Food Products: 2.7%
27,000	The J.M.
	Smucker Co.*	1,002,240
Health Care Providers
& Services: 6.0%
48,200	Quest
	Diagnostics, Inc.	2,209,006
Internet Software
& Services: 4.0%
295,500	NIC, Inc.	1,471,590
IT Services: 2.5%
95,000	Euronet
	Worldwide, Inc.*	930,050
Machinery: 2.6%
185,350	3D Systems Corp.*	950,846
Oil & Gas: 2.0%
125,000	Quicksilver
	Resources, Inc.*	750,000
Oil & Gas Exploration: 2.1%
85,500	Gulf Island
	Fabrication, Inc.	757,530
Software: 6.4%
138,500	EPIQ
	Systems, Inc.*	2,336,495
Software Products: 3.3%
32,700	Cerner Corp.*	1,196,820
Specialty Retail: 4.9%
82,800	Collective
	Brands, Inc.*	856,980
27,700	O’Reilly
	Automotive, Inc.*	924,072
		1,781,052
TOTAL COMMON STOCKS
(Cost $31,202,368)		21,140,490
CONVERTIBLE
PREFERRED STOCK: 3.1%
Diversified Financial Services: 3.1%
3,200	Bank Of America
	Corp.	1,152,000
TOTAL CONVERTIBLE
PREFERRED STOCK
(Cost $1,867,825)		1,152,000

Principal
Amount
CORPORATE BONDS: 29.6%
Aerospace & Defense: 0.8%
	General Dynamics
	Corp., 5.375%,
$300,000	08/15/2015	308,668
Capital Markets: 1.1%
	Goldman Sachs
	Group, Inc. 6.875%,
200,000	01/15/2011	202,821
	Merrill Lynch &
	Co., Inc., 6.875%,
250,000	11/15/2018	206,074
		408,895

The accompanying notes are an integral part of these financial statements.

Villere Balanced Fund

SCHEDULE OF INVESTMENTS at February 28, 2009 (Unaudited), Continued

Principal
Amount		Value
CORPORATE BONDS: 29.6%, Continued
Chemicals: 2.8%
	Du Pont E.I. De
	Nemours & Co., 4.750%,
$1,000,000	11/15/2012	$1,023,062
Commercial Banks: 2.4%
	BB&T Corp. 4.900%,
1,000,000	06/30/2017	866,726
Commercial Services
& Supplies: 1.7%
	International Lease
	Finance Corp., 5.875%,
1,000,000	05/01/2013	608,162
Computers &
Peripherals: 0.7%
	International
	Business Machines Corp., 4.750%,
250,000	11/29/2012	263,144
Diversified Financial
Services: 3.2%
	Countrywide Home
	Loans, Inc., 4.000%,
750,000	03/22/2011	699,146
	JPMorgan Chase
	& Co., 4.875%,
500,000	03/15/2014	465,073
		1,164,219
Diversified Telecommunication
Services: 1.1%
	AT&T Corp., 6.000%,
415,000	03/15/2009	415,211
Energy Equipment
& Services: 1.3%
	PHI, Inc. 7.125%,
800,000	04/15/2013	478,000
Food: 1.4%
	McCormick &
	Co., Inc., 3.350%,
500,000	04/15/2009	500,428
Food Products: 1.1%
	Kraft Foods, Inc. 5.250%,
400,000	10/01/2013	407,053
Holding & Other
Investment Offices: 1.4%
	Colonial Bank 6.375%,
2,033,000	12/01/2015	513,420
Household Durables: 3.6%
	Leggett & Platt,
	Inc. 4.650%,
1,500,000	11/15/2014	1,299,307
Insurance: 1.8%
	Prudential Financial,
	Inc., 5.000%,
750,000	01/15/2013	667,361
Road & Rail: 0.3%
	CSX Transportation,
	Inc., 7.770%,
125,000	04/01/2010	125,837
Specialty Retail: 4.9%
	The Home Depot,
	Inc. 5.400%,
2,000,000	03/01/2016	1,786,944
TOTAL CORPORATE
BONDS
(Cost $13,697,137)		10,836,437

The accompanying notes are an integral part of these financial statements.

Villere Balanced Fund

SCHEDULE OF INVESTMENTS at February 28, 2009 (Unaudited), Continued

Shares	Value
SHORT-TERM INVESTMENT: 9.0%
Investment Companies: 9.0%
3,309,595	Federated Cash Trust
Money Market	$3,309,595
TOTAL SHORT-TERM
INVESTMENT
(Cost $3,309,595)	3,309,595
TOTAL INVESTMENTS: 99.4%
(Cost $50,076,925)	36,438,522
Other Assets in Excess
of Liabilities: 0.6%	211,834
TOTAL NET
ASSETS: 100.0%	$36,650,356

*	Non Income Producing
[1]	Security is considered illiquid. As of February 28, 2009, the value of this investment was $627,840 or 1.7% of total net assets. See Note 2 in Financial Statements.

The accompanying notes are an integral part of these financial statements.

Villere Balanced Fund

STATEMENT OF ASSETS AND LIABILITIES at February 28, 2009 (Unaudited)

ASSETS
Investments in securities, at value
(cost $50,076,925) (Note 2)	$36,438,522
Receivables:
Fund shares sold	1,460
Dividends and interest	248,248
Prepaid expenses	10,626
Total assets	36,698,856

LIABILITIES
Payables:
Investment advisory fees	22,136
Administration fees	4,427
Custody fees	2,994
Fund accounting fees	4,471
Chief Compliance Officer fees	819
Other accrued expenses	13,653
Total liabilities	48,500
NET ASSETS	$36,650,356

Net asset value, offering price and redemption price per share
($36,650,356/ 3,880,571 shares outstanding; unlimited
number of shares authorized without par value)	$9.44

COMPONENTS OF NET ASSETS
Paid-in capital	53,497,144
Undistributed net investment income	330,610
Accumulated net realized loss on investments	(3,538,995)
Net unrealized depreciation on investments	(13,638,403)
Net assets	$36,650,356

The accompanying notes are an integral part of these financial statements.

Villere Balanced Fund

STATEMENT OF OPERATIONS For the Six Months Ended February 28, 2009 (Unaudited)

INVESTMENT INCOME
Dividends	$208,453
Interest	394,735
Total investment income	603,188

EXPENSES (Note 3)
Investment advisory fees	160,122
Administration fees	32,024
Registration fees	15,973
Fund accounting fees	14,128
Transfer agent fees	10,790
Audit fees	9,287
Reports to shareholders	6,861
Custody fees	6,809
Legal fees	6,455
Trustee fees	3,238
Miscellaneous expense	3,093
Chief Compliance Officer fees	3,002
Insurance expense	751
Total expenses	272,533
Net investment income	330,655

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments	(3,538,970)
Change in net unrealized depreciation on investments	(13,767,824)
Net realized and unrealized loss on investments	(17,306,794)
Net decrease in net assets resulting from operations	$(16,976,139)

The accompanying notes are an integral part of these financial statements.

Villere Balanced Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2009	Year Ended
	(Unaudited)	August 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$330,655	$636,058
Net realized gain (loss) on investments	(3,538,970)	774,837
Change in net unrealized appreciation
(depreciation) on investments	(13,767,824)	(7,023,660)
Net decrease in net assets
resulting from operations	(16,976,139)	(5,612,765)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(452,687)	(968,234)
From net realized gain	(623,761)	(2,051,327)
Total distributions to shareholders	(1,076,448)	(3,019,561)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	1,333,881	99,992
Total decrease in net assets	(16,718,706)	(8,532,334)

NET ASSETS
Beginning of period/year	53,369,062	61,901,396
End of period/year	$36,650,356	$53,369,062

Undistributed net investment income	$330,610	$452,642

(a) Summary of capital share transactions is as follows:

	Six Months Ended
	February 28, 2009		Year Ended
	(Unaudited)		August 31, 2008
	Shares	Value	Shares	Value
Shares sold	277,204	$3,089,469	361,995	$5,436,896
Shares issued
in reinvestment
of distributions	99,395	1,064,521	196,560	2,989,672
Shares redeemed	(251,941)	(2,820,109)	(551,725)	(8,326,576)
Net increase	124,658	$1,333,881	6,830	$99,992

The accompanying notes are an integral part of these financial statements.

Villere Balanced Fund
FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months
	Ended
	February 28,		Year Ended August 31,
	2009#		2008	2007	2006	2005	2004
Net asset value,
beginning of period/year	$14.21		$16.51	$15.67	$16.29	$13.58	$12.10

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.09		0.17	0.26	0.11	0.04	0.03
Net realized and unrealized
gain (loss) on investments	(4.57)		(1.65)	0.95	(0.09)	2.92	1.48
Total from
investment operations	(4.48)		(1.48)	1.21	0.02	2.96	1.51

LESS DISTRIBUTIONS:
From net
investment income	(0.12)		(0.26)	(0.12)	(0.07)	(0.03)	(0.03)
From net realized gain	(0.17)		(0.56)	(0.25)	(0.57)	(0.22)	—
Total distributions	(0.29)		(0.82)	(0.37)	(0.64)	(0.25)	(0.03)
Net asset value,
end of period/year	$9.44		$14.21	$16.51	$15.67	$16.29	$13.58

Total return	(31.8	)%^	(9.28)%	7.81%	0.18%	21.90%	12.49%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$36.7		$53.4	$61.9	$62.9	$48.6	$25.7

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	1.28	%+	1.19%	1.16%	1.22%	1.27%	1.45%
After fees absorbed
or recouped	1.28	%+	1.19%	1.16%	1.25%	1.50%	1.50%

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	1.55	%+	1.10%	1.49%	0.84%	0.54%	0.30%
After fees absorbed
or recouped	1.55	%+	1.10%	1.49%	0.81%	0.31%	0.25%

Portfolio turnover rate	17	%^	21%	27%	27%	30%	20%

#	Unaudited.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Villere Balanced Fund

NOTES TO FINANCIAL STATEMENTS February 28, 2009 (Unaudited)

NOTE 1 – ORGANIZATION

The Villere Balanced Fund (the “Fund”) is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company.  The Fund commenced operations on September 30, 1999.

The investment objective of the Fund is to seek long-term capital growth, consistent with preservation of capital and balanced by current income.  The Fund seeks to achieve its objective by investing in a combination of equity securities and high quality fixed income obligations.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service.  If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method.  These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.  In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Board of Trustees.

Villere Balanced Fund

NOTES TO FINANCIAL STATEMENTS February 28, 2009 (Unaudited), Continued

Fixed income debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of less than 60 days, at time of purchase, are valued at amortized cost.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of February 28, 2009, the Fund did not hold any securities for which market quotations were not readily available.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007.  FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable.  The Villere Balanced Fund has adopted FAS 157 effective September 1, 2008.  A summary of the fair value hierarchy under FAS 157 is described below.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Villere Balanced Fund

NOTES TO FINANCIAL STATEMENTS February 28, 2009 (Unaudited), Continued

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Villere Balanced Fund’s net assets as of February 28, 2009:

Investments
Description	in Securities
Level 1 – Quoted prices	$25,602,085
Level 2 – Other significant observable inputs	10,836,437
Level 3 – Significant unobservable inputs	—
Total	$36,438,522

B.
Federal Income Taxes. The Fund has elected to be taxed as “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

On September 1, 2007, the Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”.  FIN 48 requires the evaluation of tax positions taken on previously filed tax returns or expected to be taken of future returns.  These positions must meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination.  In evaluating whether a tax position has met the recognition threshold, the Fund must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. Tax positions not deemed to meet the more likely-than-not threshold are recorded as a tax expense in the current year.

Villere Balanced Fund

NOTES TO FINANCIAL STATEMENTS February 28, 2009 (Unaudited), Continued

FIN 48 requires the Fund to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions.  Open tax years are those that are open for exam by taxing authorities.  Major jurisdictions for the Fund include Federal and Massachusetts.  As of February 28, 2009, open tax years include the tax years ended August 31, 2005 through 2008.  The Fund has no examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Fund’s financial position or results of operations.  There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end August 31, 2008.  The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

C.
Securities Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a first-in, first-out basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

F.
Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares

Villere Balanced Fund

NOTES TO FINANCIAL STATEMENTS February 28, 2009 (Unaudited), Continued

outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

G.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

H.
Illiquid Securities. A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund.  Illiquid securities may be valued under methods approved by the funds’ board of directors as reflecting fair value.  Each Fund intends to invest no more than 15% of its net assets in illiquid securities.

At February 28, 2009, the Villere Balanced Fund had investments in illiquid securities with a total value of $627,840 or 1.7% of total net assets.

	Shares	Dates Acquired	Cost Basis
PHI, Inc.	72,000	5/02 - 7/06	$1,936,304

I.
New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect and entity’s results of operations and financial position.  Management is currently evaluating the implications of SFAS 161. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

Villere Balanced Fund

NOTES TO FINANCIAL STATEMENTS February 28, 2009 (Unaudited), Continued

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

St. Denis J. Villere & Company, LLC (the “Adviser”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Adviser furnishes all investment advice, office space, facilities and most of the personnel needed by the Fund.  As compensation for its services, the Adviser is entitled to receive a monthly fee at the annual rate of 0.75% based upon the average daily net assets of the Fund.  For the six months ended February 28, 2009, the Fund incurred $160,122 in advisory fees.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund.  USBFS also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  For the six months ended February 28, 2009, the Administrator received a monthly fee at the following annual rate:

First $50 million	0.20% of average daily net assets
Next $50 million	0.15% of average daily net assets
Next $50 million	0.10% of average daily net assets
Over $150 million	0.05% of average daily net assets
$30,000 minimum

For the six months ended February 28, 2009, the Fund incurred $32,024 in administration fees.  The officers of the Trust are employees of the Administrator. The Chief Compliance Officer is also an employee of the Administrator.  For the six months ended February 28, 2009, the Fund was allocated $3,002 of the Trust’s Chief Compliance Officer fee.

Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for shares of the Fund and acts as the Fund’s distributor in a continuous public offering of the Fund’s shares.  U.S. Bank, N.A. serves as the Fund’s custodian (the “Custodian”).  Both the Distributor and Custodian are affiliates of the Administrator.

Villere Balanced Fund

NOTES TO FINANCIAL STATEMENTS February 28, 2009 (Unaudited), Continued

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the six months ended February 28, 2009, the cost of purchases and proceeds from the sales of securities, excluding short-term investments, were $6,782,278 and $7,368,606, respectively.

For the six months ended February 28, 2009, there were no purchases or sales of U.S. Government obligations.

The cost basis of investments for federal income tax purposes at February 28, 2009 was as follows:

Cost of investments	$50,076,925
Gross tax unrealized appreciation	2,206,036
Gross tax unrealized depreciation	(15,844,439)
Net tax unrealized depreciation	$(13,638,403)

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended February 28, 2009 and fiscal year ended August 31, 2008 for the Fund was as follows:

	2009	2008
Distributions paid from:
Ordinary income	$452,687	$968,234
Long-term capital gain	$623,761	$2,051,327

As of August 31, 2008, the components of distributable earnings (losses) on a tax basis were as follows:

Net tax unrealized appreciation	$129,421
Undistributed ordinary income	452,642
Undistributed long-term capital gain	623,736
Total distributable earnings	1,076,378
Other accumulated gains/ (losses)	—
Total accumulated earnings/ (losses)	$1,205,799

Villere Balanced Fund

FEDERAL TAX INFORMATION (Unaudited)

The Fund designates 100.0% of the dividends declared from net investment income during the six months ended February 28, 2009 as qualified dividend income under the Jobs Growth and Tax Reconciliation Act of 2003.

For the six months ended February 28, 2009 100.0% of the ordinary distributions paid by the Fund, qualify for the dividend received deduction available to corporate shareholders.

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 209-1129 or by accessing the Fund’s website at www.villere.com.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 209-1129 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (866) 209-1129.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Fund’s schedule of portfolio holdings is posted on its website at www.villere.com within ten business days after the calendar quarter end.

Adviser ST. DENIS J. VILLERE & COMPANY, LLC
601 Poydras Street, Suite 1808
New Orleans, LA 70130-6308
Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, WI 53202
Custodian
U.S. BANK, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212
Transfer Agent
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI 53202
(866) 209-1129
Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103
Legal Counsel
PAUL, HASTINGS, JANOFSKY & WALKER, LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, NY 10022
Villere Balanced Fund
Symbol – VILLX
CUSIP – 742935539

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

 “Not applicable for semi-annual reports.”

Item 3. Audit Committee Financial Expert.

 “Not applicable for semi-annual reports.”

Item 4. Principal Accountant Fees and Services.

 “Not applicable for semi-annual reports.”

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit . Incorporate by reference to previous Form N-CSR filing

(b)	(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(c)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Robert M. Slotky
Robert M. Slotky, President

Date  April 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Robert M. Slotky
Robert M. Slotky, President

Date  April 30, 2009

By (Signature and Title)      /s/Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  May 1, 2009

* Print the name and title of each signing officer under his or her signature.